Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Components of Intangible Assets

Components of intangible assets were as follows, as of December 31:

	2019			2018
		Accumulated
	Gross Carrying	Amortization and	Net Carrying	Gross Carrying	Accumulated	Net Carrying
	Amount	Impairment	Amount	Amount	Amortization	Amount
Customer lists	$13,563,414	9,986,414	3,577,000	13,563,414	7,793,414	5,770,000
Software	$425,064	417,843	7,221	425,064	417,028	8,036

Total intangible assets:	$13,988,478	10,404,257	3,584,221	13,988,478	8,210,442	5,778,036

Schedule of Future Amortization of Intangible Assets	Our future amortization schedule is as follows:
Year ending December 31,	Amount

2020	2,075,610
2021	1,383,611
2022	125,000
Total	$3,584,221